NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2012
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.                                      NATURE OF OPERATIONS

Sierra Wireless, Inc., together with its subsidiaries (collectively, the “company, we, our”) was incorporated under the Canada Business Corporations Act on May 31, 1993.  We are a global leader in the development of wireless technologies and solutions. We focus on wireless devices and applications, offering a comprehensive portfolio of products and services that reduce complexity for our customers. With sales, engineering, and research and development teams located in offices around the world, we provide leading edge wireless solutions for the machine-to-machine (“M2M”) and mobile computing markets. We develop and market a range of products that include wireless modems for mobile computers, embedded modules and software for original equipment manufacturers (“OEMs”), intelligent wireless gateway solutions for industrial, commercial and public safety applications, and an innovative platform for delivering device management and end-to-end application services. We also offer professional services to OEM customers during their product development and launch process, leveraging our expertise in wireless design, software, integration and certification to provide built-in wireless connectivity for mobile computing devices and M2M solutions. Our products, services and solutions connect people, their mobile computers and machines to wireless voice and data networks around the world.

We implemented a new organizational structure during the fourth quarter of 2010 and we have two reportable segments effective January 1, 2011.

Mobile Computing	—	includes AirCard mobile broadband devices and AirPrime wireless embedded modules for PC OEM customers

Machine-to-Machine	—

includes AirPrime embedded wireless modules (excluding embedded module sales to PC OEMs), AirLink Intelligent Gateways, and AirVantage M2M Cloud. Effective August 1, 2012, also includes rugged terminals for railway applications (note 5)

The primary markets for our products are North America, Europe and Asia Pacific.

On January 28, 2013, we announced a definitive agreement for the sale of substantially all of the assets and operations related to our AirCard business. The transaction is expected to close in early April 2013, subject to customary closing conditions.  In accordance with United States (“U.S.”) generally accepted accounting principles (“U.S. GAAP”), assets and liabilities associated with the sale have been recorded as “held for sale” in our consolidated balance sheet as at December 31, 2012 and the results of operations of the AirCard business as discontinued operations in our consolidated statements of operations for each of the years in the three-year period ended December 31, 2012 (note 6).